Shareholders' equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Shareholders' equity	Shareholders' equity
The changes in Shareholders' equity are presented in the consolidated statement of changes in total equity. Significant information on certain items of Shareholders' equity and the changes during the year are set forth below.